UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Horizon Spin-off and Corporate Restructuring Fund
(Class A: LSHAX)
(Class C: LSHCX)
(Institutional Class: LSHUX)

SEMI-ANNUAL REPORT
October 31, 2015

Horizon Spin-off and Corporate Restructuring Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Supplemental Information	22
Expense Example	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Horizon Spin-off and Corporate Restructuring Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

www.libertystreetfunds.com

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 0.1%
	FUNDS, TRUSTS AND OTHER FINANCIAL VEHICLES – 0.1%
5,800	Special Opportunities Fund, Inc.	$84,274

	TOTAL CLOSED-END FUNDS (Cost $94,671)	84,274

	COMMON STOCKS – 83.8%
	BASIC MATERIALS – 1.5%
	CHEMICALS-FIBERS – 0.2%
12,400	Rayonier Advanced Materials, Inc.	114,328

	CHEMICALS-SPECIALTY – 1.3%
21,000	CSW Industrials, Inc.*	756,210
800	WR Grace & Co.*	80,240
		836,450
		950,778
	COMMUNICATIONS – 26.7%
	CABLE DISTRIBUTOR – 3.8%
1,800	Cable One, Inc.*	780,192
10,000	Liberty Broadband Corp. - Class A*	545,600
20,000	Liberty Broadband Corp. - Class C*	1,075,400
		2,401,192
	E-COMMERCE – 1.9%
42,400	eBay, Inc.*	1,182,960

	E-MARKETING/INFORMATION – 2.1%
80,000	New Media Investment Group, Inc.	1,288,000

	INTERNET SECURITY – 1.7%
50,000	Symantec Corp.	1,030,000

	MEDIA – 13.8%
1,200	AMC Networks, Inc. - Class A*	88,668
72,464	EW Scripps Co. - Class A	1,598,556
30,000	Liberty Media Corp. - Class A*	1,222,800
20,000	Liberty Media Corp. - Class C*	783,000
7,234	Liberty Ventures*	315,185
70,000	Starz*	2,345,700
54,400	TEGNA, Inc.	1,470,976
20,000	Tribune Media Co. - Class A	806,600
		8,631,485
	PUBLISHING-NEWSPAPERS – 1.2%
27,200	Gannett Co., Inc.	430,304
27,300	Journal Media Group, Inc.	334,152

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	PUBLISHING-NEWSPAPERS (Continued)
350	Tribune Publishing Co.	$3,304
		767,760
	SATELLITE TELECOM – 2.2%
30,000	EchoStar Corp. - Class A*	1,344,900
		16,646,297
	CONSUMER, CYCLICAL – 8.0%
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL – 0.1%
4,800	Horizon Global Corp.*	42,192

	BUILDING-RESIDENTIAL/COMMERCIAL – 3.3%
160,000	TRI Pointe Group, Inc.*	2,076,800

	E-COMMERCE – 0.8%
18,000	Liberty Interactive Corp. QVC Group - Class A*	492,660

	ELECTRONIC & APPLIANCE STORES – 0.7%
52,700	Sears Hometown and Outlet Stores, Inc.*	423,708

	GENERAL MERCHANDISE STORES – 0.9%
60,600	Sears Canada, Inc.*	417,563
8,000	Sears Holdings Corp.*	186,960
		604,523
	MANUFACTURED BRANDS – 1.6%
22,200	Jarden Corp.*	994,560

	RESTAURANTS – 0.0%
17	Restaurant Brands International LP	674

	RETAIL-SPORTING GOODS – 0.6%
8,000	Vista Outdoor, Inc.*	357,760
		4,992,877
	CONSUMER, NON-CYCLICAL – 11.1%
	BEVERAGES AND TOBACCO PRODUCT MANUFACTURING – 0.2%
11,600	Crimson Wine Group Ltd.*	105,792

	COMMERCIAL SERVICES-FINANCE – 2.4%
42,400	PayPal Holdings, Inc.*	1,526,824

	EDUCATIONAL SERVICES – 1.6%
1,800	Graham Holdings Co. - Class B	994,446

	ELECTRICAL EQUIPMENT, APPLIANCE AND COMPONENT MANUFACTURING – 1.1%
7,500	Danaher Corp.	699,825

	MEDICAL PRODUCTS – 1.7%
36,000	Halyard Health, Inc.*	1,068,480

	MEDICAL-DRUGS – 1.0%
12,797	Prestige Brands Holdings, Inc.*	627,181

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	RENTAL AND LEASING SERVICES – 3.1%
98,400	Hertz Global Holdings, Inc.*	$1,918,800
		6,941,348
	ENERGY – 7.4%
	OIL & GAS – 7.4%
30,800	Texas Pacific Land Trust	4,613,224

	OIL & GAS EXTRACTION – 0.0%
600	WPX Energy, Inc.*	4,116
		4,617,340
	FINANCIAL – 26.0%
	ASSET MANAGEMENT – 1.5%
15,300	Onex Corp.[1]	927,792

	HOLDING COMPANY – 8.9%
92,000	Dundee Corp. - Class A*1	525,412
64,000	Icahn Enterprises LP	5,069,440
		5,594,852
	INVESTMENT COMPANIES – 1.2%
32,000	American Capital Ltd.*	409,280
21,000	Capital Southwest Corp.	313,950
		723,230
	LESSORS OF NON-RESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) – 11.1%
56,400	Howard Hughes Corp.*	6,969,912

	OTHER EXCHANGES – 0.6%
224,000	Urbana Corp. - Class A	347,752

	REAL ESTATE – 2.7%
2,915	Brookfield Property Partners LP1	68,619
282,000	Dream Unlimited Corp. - Class A*1	1,597,699
		1,666,318
		16,229,856
	INDUSTRIAL – 3.1%
	BUILDING & CONSTRUCT-MISCELLANEOUS – 0.1%
1,333	TopBuild Corp.*	37,497

	BUILDING PRODUCTS-WOOD – 0.5%
12,000	Masco Corp.	348,000

	CONTAINERS-PAPER/PLASTIC – 0.8%
9,360	WestRock Co.	503,194

	MACHINERY MANUFACTURING – 1.3%
54,000	Manitowoc Co., Inc.	826,200

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
	MISCELLANEOUS MANUFACTURING – 0.4%
12,000	TriMas Corp.*	$240,120
		1,955,011
	TOTAL COMMON STOCKS (Cost $47,305,144)	52,333,507

	WARRANTS – 0.3%
	CONSUMER, CYCLICAL – 0.3%
	GENERAL MERCHANDISE STORES – 0.3%
13,709	Sears Holdings Corp.*	217,425

	TOTAL WARRANTS (Cost $163,457)	217,425

Principal Amount

	SHORT-TERM INVESTMENTS – 16.0%
$9,997,063	UMB Money Market Fiduciary, 0.01%[2]	9,997,063

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,997,063)	9,997,063

	TOTAL INVESTMENTS – 100.2% (Cost $57,560,335)	62,632,269
	Liabilities in Excess of Other Assets – (0.2)%	(145,952)

	TOTAL NET ASSETS – 100.0%	$62,486,317

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Media	13.8%
Lessors of Non-Residential Buildings (Except Miniwarehouses)	11.1%
Holding Company	8.9%
Oil & Gas	7.4%
Cable Distributor	3.8%
Building-Residential/Commercial	3.3%
Rental and Leasing Services	3.1%
E-Commerce	2.7%
Real Estate	2.7%
Commercial Services-Finance	2.4%
Satellite Telecom	2.2%
E-Marketing/Information	2.1%
Internet Security	1.7%
Medical Products	1.7%
Manufactured Brands	1.6%
Educational Services	1.6%
Asset Management	1.5%
Chemicals-Specialty	1.3%
Machinery Manufacturing	1.3%
Investment Companies	1.2%
Publishing-Newspapers	1.2%
Electrical Equipment, Appliance and Component Manufacturing	1.1%
Medical-Drugs	1.0%
General Merchandise Stores	0.9%
Containers-Paper/Plastic	0.8%
Electronic & Appliance Stores	0.7%
Retail-Sporting Goods	0.6%
Other Exchanges	0.6%
Building Products-Wood	0.5%
Miscellaneous Manufacturing	0.4%
Chemicals-Fibers	0.2%
Beverages and Tobacco Product Manufacturing	0.2%
Auto/Truck Parts & Equipment-Original	0.1%
Building & Construct-Miscellaneous	0.1%
Oil & Gas Extraction	0.0%
Restaurants	0.0%
Total Common Stocks	83.8%

Horizon Spin-off and Corporate Restructuring Fund
SUMMARY OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Short-Term Investments	16.0%
Warrants	0.3%
Closed-End Funds	0.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $57,560,335)	$62,632,269
Receivables:
Investment securities sold	36,383
Fund shares sold	10,418
Dividends and interest	3,097
Prepaid expenses	72,476
Total assets	62,754,643

Liabilities:
Payables:
Fund shares redeemed	180,595
Advisory fees	43,067
Distribution fees - Class A & Class C (Note 7)	11,147
Shareholder servicing fees (Note 8)	117
Auditing fees	8,800
Transfer agent fees and expenses	8,248
Fund accounting fees	5,126
Fund administration fees	5,115
Custody fees	1,792
Chief Compliance Officer fees	1,120
Trustees' fees and expenses	128
Accrued other expenses	3,071
Total liabilities	268,326

Net Assets	$62,486,317

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$58,325,305
Accumulated net investment income	1,015,351
Accumulated net realized loss on investments and foreign currency transactions	(1,926,273)
Net unrealized appreciation on investments	5,071,934
Net Assets	$62,486,317

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$10,648,435
Shares of beneficial interest issued and outstanding	1,143,085
Redemption price[1]	9.32
Maximum sales charge (5.75% of offering price)[2]	0.57
Maximum offering price to public	$9.89

Class C Shares:
Net assets applicable to shares outstanding	$10,179,221
Shares of beneficial interest issued and outstanding	1,124,329
Redemption price[3]	$9.05

Institutional Shares:
Net assets applicable to shares outstanding	$41,658,661
Shares of beneficial interest issued and outstanding	4,475,431
Redemption price	$9.31

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $230)	$381,437
Interest	1,645
Total investment income	383,082

Expenses:
Advisory fees	359,359
Distribution fees - Class C (Note 7)	56,608
Transfer agent fees and expenses	26,107
Registration fees	25,138
Fund administration fees	23,391
Shareholder servicing fees (Note 8)	23,147
Fund accounting fees	18,323
Distribution fees - Class A (Note 7)	16,068
Custody fees	8,981
Auditing fees	8,798
Legal fees	6,484
Chief Compliance Officer fees	4,528
Shareholder reporting fees	4,481
Trustees' fees and expenses	2,947
Miscellaneous	1,282
Insurance fees	717

Total expenses	586,359
Advisory fees waived	(64,910)
Net expenses	521,449
Net investment loss	(138,367)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	3,981,158
Net realized gain	3,981,158
Net change in unrealized appreciation/depreciation on:
Investments	(10,831,665)
Net change in unrealized appreciation/depreciation	(10,831,665)
Net realized and unrealized loss on investments and foreign currency	(6,850,507)

Net Decrease in Net Assets from Operations	$(6,988,874)

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(138,367)	$(181,773)
Net realized gain on investments and foreign currency transactions	3,981,158	6,545,444
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(10,831,665)	(7,367,303)
Net decrease in net assets resulting from operations	(6,988,874)	(1,003,632)

Capital Transactions:
Net proceeds from shares sold:
Class A	663,064	6,749,570
Class C	445,769	4,052,585
Institutional Class	3,983,768	26,021,647
Cost of shares redeemed:
Class A	(3,384,917)	(4,517,386)
Class C	(1,204,116)	(2,521,237)
Institutional Class	(10,001,793)	(25,679,881)
Net increase (decrease) in net assets from capital transactions	(9,498,225)	4,105,298

Total increase (decrease) in net assets	(16,487,099)	3,101,666

Net Assets:
Beginning of period	78,973,416	75,871,750
End of period	$62,486,317	$78,973,416

Accumulated net investment income	$1,015,351	$1,153,718

Capital Share Transactions:
Shares sold:
Class A	66,100	651,155
Class C	45,400	399,829
Institutional Class	402,737	2,509,418
Shares redeemed:
Class A	(351,377)	(437,680)
Class C	(129,842)	(246,286)
Institutional Class	(1,054,384)	(2,507,154)
Net increase (decrease) in capital share transactions	(1,021,366)	369,282

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Year Ended April 30, 2011
Net asset value, beginning of period	$10.22		$10.32	$8.74		$6.91	$7.42		$6.36
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		(0.03)	(0.03)		0.03	(0.01)		0.01
Net realized and unrealized gain (loss) on investments	(0.88)		(0.07)	1.60		1.87	(0.44)		1.24
Net increase from payment by affiliates (Note 3)	-		-	0.01		-	-		-
Total from investment operations	(0.90)		(0.10)	1.58		1.90	(0.45)		1.25

Less Distributions:
From net investment income	-		-	-		(0.07)	(0.06)		(0.19)

Redemption fee proceeds[1]	-		-	-		- [2]	-	[2]	-	[2]

Net asset value, end of period	$9.32		$10.22	$10.32		$8.74	$6.91		$7.42

Total return [3]	(8.81)%	[5]	(0.97)%	18.08%	[4]	27.77%	(5.94)%		20.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,648		$14,604	$12,536		$9,719	$8,658		$16,573

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%	[6]	1.77%	1.94%		2.11%	1.83%		1.70%
After fees waived and expenses absorbed	1.50%	[6]	1.50%	1.50%		1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.61)%	[6]	(0.57)%	(0.76)%		(0.20)%	(0.50)%		(0.10)%
After fees waived and expenses absorbed	(0.43)%	[6]	(0.30)%	(0.32)%		0.41%	(0.17)%		0.10%
Portfolio turnover rate	2%	[5]	40%	18%		4%	19%		33%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Total return would have been 17.96% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012		For the Year Ended April 30, 2011
Net asset value, beginning of period	$9.97		$10.14	$8.64		$6.83	$7.33		$6.29
Income from Investment Operations:
Net investment loss[1]	(0.06)		(0.11)	(0.09)		(0.01)	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.86)		(0.06)	1.58		1.86	(0.44)		1.23
Net increase from payment by affiliates (Note 3)	-		-	0.01		-	-		-
Total from investment operations	(0.92)		(0.17)	1.50		1.85	(0.48)		1.20

Less Distributions:
From net investment income	-		-	-		(0.04)	(0.02)		(0.16)

Redemption fee proceeds[1]	-		-	-		-	-	[2]	-	[2]

Net asset value, end of period	$9.05		$9.97	$10.14		$8.64	$6.83		$7.33

Total return[3]	(9.23)%	[5]	(1.68)%	17.36%	[4]	27.16%	(6.44)%		19.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,179		$12,057	$10,701		$9,108	$8,300		$14,692

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.43%	[6]	2.52%	2.53%		2.61%	2.33%		2.20%
After fees waived and expenses absorbed	2.25%	[6]	2.25%	2.09%		2.00%	2.00%		2.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.36)%	[6]	(1.32)%	(1.35)%		(0.70)%	(1.00)%		(0.60)%
After fees waived and expenses absorbed	(1.18)%	[6]	(1.05)%	(0.91)%		(0.09)%	(0.67)%		(0.40)%
Portfolio turnover rate	2%	[5]	40%	18%		4%	19%		33%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the sales charge was included total returns would be lower. Prior to January 1, 2014 the CDSC was 0.75%.

[4]	Total return would have been 17.25% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011
Net asset value, beginning of period	$10.20		$10.27	$8.67		$6.86		$7.38		$6.32
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)		(0.01)	(0.01)		0.05		0.01		0.02
Net realized and unrealized gain (loss) on investments	(0.88)		(0.06)	1.60		1.85		(0.45)		1.25
Net increase from payment by affiliates (Note 3)	-		-	0.01		-		-		-
Total from investment operations	(0.89)		(0.07)	1.60		1.90		(0.44)		1.27

Less Distributions:
From net investment income	-		-	-		(0.09)		(0.08)		(0.21)

Redemption fee proceeds[1]	-		-	-		-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.31		$10.20	$10.27		$8.67		$6.86		$7.38

Total return[3]	(8.73)%	[5]	(0.68)%	18.45%	[4]	28.03%		(5.74)%		20.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,659		$52,312	$52,635		$39,375		$46,863		$82,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%	[6]	1.52%	1.69%		1.86%		1.58%		1.45%
After fees waived and expenses absorbed	1.25%	[6]	1.25%	1.25%		1.25%		1.25%		1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.36)%	[6]	(0.32)%	(0.51)%		0.05%		(0.25)%		0.15%
After fees waived and expenses absorbed	(0.18)%	[6]	(0.05)%	(0.07)%		0.66%		0.08%		0.35%
Portfolio turnover rate	2%	[5]	40%	18%		4%		19%		33%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Total return would have been 18.34% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
[5]	Not annualized.
[6]	Annualized.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

Note 1 – Organization
The Horizon Spin-off and Corporate Restructuring Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to February 11, 2014, the Fund was known as the Liberty Street Horizon Fund. The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007. Institutional Class commenced operations on July 11, 2007.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At October 31, 2015, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2013-2015 and as of and during the six months ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2015, there were no securities loaned by the Fund and there was no collateral due to broker by the Fund.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Horizon Asset Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively until August 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees. Prior to January 1, 2014 the Advisor had contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.00% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively.

For the six months ended October 31, 2015, the Advisor waived its advisory fees totaling $64,910. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three full fiscal years following the fiscal year in which such reimbursements occurred. At October, 2015, the amount of these potentially recoverable expenses was $887,728. The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

2016	332,182
2017	285,951
2018	204,685
2019	64,910

The “Net increase from payments by affiliates” in the Financial Highlights represents an amount reimbursed from the Advisor for the loss on a portfolio investment.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended October 31, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended October, 2015, are reported on the Statement of Operations.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At October 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$57,619,551
Gross unrealized appreciation	$13,689,761
Gross unrealized depreciation	(8,677,043)
Net unrealized appreciation on investments	$5,012,718

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(5,749,556)
Unrealized appreciation on investments	16,899,442
Total accumulated earnings	$11,149,886

The tax character of distributions paid during the fiscal years ended April 30, 2015 and April 30, 2014 were as follows:

Distribution paid from:	2015	2014
Ordinary income	$-	$-
Long-term capital gains	-	-
Total distributions paid	$-	$-

As of April 30, 2015, the Fund had a capital loss carryover of $4,289,402 which expires in 2019.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended April 30, 2015, the Fund utilized $7,539,322 of its capital loss carryovers.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. As of April 30, 2015, the Fund had $870,240 of post-October capital losses which were deferred until May 1, 2015 for tax purposes.

The Fund has $96,370 in qualified late-year losses, which are deferred until fiscal year 2016 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

Note 5 – Redemption Fee
The Fund imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. As of August 31, 2012, the Fund no longer imposes the redemption fee.

Note 6 – Investment Transactions
For the six months ended October 31, 2015, purchases and sales of investments, excluding short-term investments, were $1,143,975 and $10,643,415, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. Prior to January 1, 2014 with respect to the Class A and Class C, the Plan provided for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker‐dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended October 31, 2015, HRC did not receive any sales charges or distribution fees pursuant to the wholesaling agreement.

For the six months ended October 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Prior to January 1, 2014, the Trust, on behalf of the Fund, had adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Investments
Closed-End Funds	$84,274	$-	$-	$84,274
Common Stocks*	52,333,507	-	-	52,333,507
Warrants	217,425	-	-	217,425
Short-Term Investments	9,997,063	-	-	9,997,063
Total Investments	$62,632,269	$-	$-	$62,632,269

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in warrants during the six months ended October 31, 2015.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2015 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Warrants	Investments, at value	$217,425	-	$-
Total		$217,425		$-

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2015 are as follows:

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Total
Warrants	$(108,027)
Total	$(108,027)

The quarterly average volumes of derivative instruments as of October 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Warrants	Average Market Value	$244,934

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund's related events and transactions that occurred through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Horizon Spin-off and Corporate Restructuring Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements (Unaudited)
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the following agreements with respect to the Horizon Spin-Off and Corporate Restructuring Fund series of the Trust (the “Fund”) for additional one-year terms: the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Horizon Asset Management, Inc. (the “Sub-Advisor”). In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index and the returns of a group of comparable funds (the “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”) from the Mid Valuation-Sensitive Growth fund universe (the “Performance Universe”) for the one-, three- and five-year periods ended June 30, 2015; and reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds (the “Expense Peer Group”) selected by Morningstar from its Mid-Cap Growth fund universe (the “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The materials reviewed by the Board indicated that the total return of the Fund for the one-year period was below the Performance Universe median by 14.56%, the S&P 500 Index return by 13.25% and the Performance Peer Group median by 10.94%. For the three-year period, the annualized total return of the Fund was above all of those measures except the Performance Universe median return (which was higher by 0.91%). For the five-year period the annualized total return of the Fund was above the Performance Peer Group median but below the S&P 500 Index return by 1.71% and the Performance Universe median by 1.39%. In considering the Fund’s performance, the Trustees considered Morningstar’s observation that because of the Fund’s investment strategy, the Fund’s returns tend toward the extremes of the Performance Universe, and that the Fund’s three-year performance relative to its Performance Peer Group was the most relevant measure of the Fund’s performance. The Trustees also considered Morningstar’s past observations that the Fund is unusual for a corporate activity fund in that it has a long-term approach and does not engage in short sales; that the Fund differs from many other corporate activity funds because it invests in both restructuring companies and companies that are spun off, using value and growth strategies, while other corporate activity funds usually focus on value investments by investing in restructuring companies only; and that the Fund is concentrated, while other corporate activity funds are generally more diversified. The Trustees also noted that the Fund had changed its strategy to focus on corporate restructuring in February 2014.

Horizon Spin-off and Corporate Restructuring Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided to the Fund by the Investment Advisor and Sub-Advisor, as applicable. The Board considered the Investment Advisor’s and Sub-Advisor’s specific responsibilities in management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Trustees also discussed the overall quality of the Investment Advisor’s and Sub-Advisor’s organizations and operations, and the Investment Advisor’s and Sub-Advisor’s compliance structures. The Trustees also considered the respective roles of the Investment Advisor and Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and the Sub-Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the total investment advisory and sub-advisory fees and total expenses of the Fund. With respect to the total investment advisory and sub-advisory fees paid by the Fund, the meeting materials indicated that the investment advisory fees (gross of fee waivers) of the Fund were higher than the Expense Peer Group and Expense Universe medians by 0.25%. The Trustees noted, however, that the Investment Advisor was waiving a significant portion of its advisory fees with respect to the Fund because of its low asset levels and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee. The Trustees also noted the Investment Advisor’s assessment that most funds in the Expense Universe are funds designed to replicate or provide investors with “style-box” exposure to mid-cap growth investments and may not provide the best basis of comparison for an actively managed portfolio. The Trustees observed that the Investment Advisor serves as the investment advisor for a private fund with a similar objective and strategy as the Fund, and that the advisory fee for the private fund is the same as the advisory fee for the Fund, but the private fund is also subject to a performance fee.

The Trustees observed that the total expenses paid by the Fund (net of fee waivers) were higher than the Expense Peer Group and Expense Universe medians by 0.25% and 0.27%, respectively. The Trustees noted, however, that the Fund’s average net assets as of June 30, 2015, were significantly lower than the average asset size of funds in the Expense Universe.

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund. The Board observed that the fees charged by the Sub-Advisor were significantly less than the standard fees it charges to its other clients with similar objectives and policies as those of the Fund. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fee.

Horizon Spin-off and Corporate Restructuring Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under its Fund Advisory Agreement is fair and reasonable in light of the services it provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had waived a significant portion of its fees with respect to the Fund, and the Board determined that the Investment Advisor’s profitability with respect to the Fund was reasonable. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the Investment Advisor had indicated that it had not realized significant economies of scale with respect to the Fund, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Fund Advisory Agreements.

Horizon Spin-off and Corporate Restructuring Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/15	10/31/15	5/1/15 – 10/31/15
Class A	Actual Performance	$ 1,000.00	$ 911.90	$ 7.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.67	7.61
Class C	Actual Performance	1,000.00	907.70	10.80
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.88	11.40
Institutional Class	Actual Performance	1,000.00	912.70	6.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.93	6.34

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Horizon Spin-off and Corporate Restructuring Fund
a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Sub-Advisor
Horizon Asset Management LLC
470 Park Avenue South, 4th Floor South
New York, New York 10016

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Horizon Spin-off and Corporate Restructuring Fund Class A	LSHAX	461 418 840
Horizon Spin-off and Corporate Restructuring Fund Class C	LSHCX	461 418 832
Horizon Spin-off and Corporate Restructuring Fund Institutional Class	LSHUX	461 418 824

Privacy Principles of the Horizon Spin-off and Corporate Restructuring Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Horizon Spin-off and Corporate Restructuring Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Horizon Spin-off and Corporate Restructuring Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/08/16